Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Balance at beginning of year	$ 3,722
Balance at end of year	2,970	$ 3,722
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	22	23
Provision for (reversal of) credit losses	(2)	8
Foreign exchange and other	(1)	(9)
Balance at end of year	19	22
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	18	14
Provision for (reversal of) credit losses	(13)	5
Foreign exchange and other	(1)	(1)
Balance at end of year	4	18
Stage 2 [member]
Disclosure of financial assets [line items]
Balance at end of year	15
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	4	3
Provision for (reversal of) credit losses	11	2
Foreign exchange and other		(1)
Balance at end of year		4
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	916
Balance at end of year	$ 772	916
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year		6
Provision for (reversal of) credit losses		1
Foreign exchange and other		$ (7)